Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties			$ 446,469	$ 1,728,398
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties		222,050	3,031,467
Repayment to (receivable from) related parties
Total Repayment to (receivable from) related parties		105,601	4,593,092	(35,990)
Service provided by related parties
Total Service provided by related parties		684,422
Stock-based compensation(2)
Total Stock-based compensation		1,209,000
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares		1,209,000
Mrs. Qi Xiaoyu [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties			6,669	1,480,137
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties		7,316	2,815,899
Repayment to (receivable from) related parties
Total Repayment to (receivable from) related parties			4,035,593
Ms. Wu Shunyu [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties			6,120	30,222
Repayment to (receivable from) related parties
Total Repayment to (receivable from) related parties		105,601
Mr. Fuyunishiki Ryo [Member]
Schedule of Related Party Transactions [Line Items]
Total Expenses paid on behalf of the Group by related parties			433,680	218,038
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties		214,734	86,478
Repayment to (receivable from) related parties
Total Repayment to (receivable from) related parties			428,409
Mr. Wu Zhihua [Member]
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties			129,090
Repayment to (receivable from) related parties
Total Repayment to (receivable from) related parties			129,090
Stock-based compensation(2)
Total Stock-based compensation	[1]	1,209,000
Ishiyama [Member]
Repayment to (receivable from) related parties
Total Repayment to (receivable from) related parties				(35,990)
Hermman Limited [Member]
Service provided by related parties
Total Service provided by related parties	[2]	684,422
Smart Bloom Global Limited [Member]
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares		$ 1,250

[1]	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.
[2]	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 11.7% shareholding ratio. Therefore, it was reclassified into amount due from related parties on September 30, 2025. For the year ended September 30, 2025, the amortized expense amount is $684,422, and the remaining amount is $799,917.